Securities	6 Months Ended
Apr. 30, 2023
Text block [abstract]
Securities
Note 5.    Securities
Securities

$ millions, as at	2023 Apr. 30	2022 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$58,945	$56,099
Securities measured at amortized cost (1)	64,641	52,484
Securities mandatorily measured and designated at FVTPL	69,417	67,296
	$193,003	$175,879
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2022: a realized gain of less than $1 million).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2023 Apr. 30					2022 Oct. 31
	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$12,103		$33	$(3)	$12,133	$10,646		$10	$(17)	$10,639
Other Canadian governments	16,857		42	(34)	16,865	17,494		32	(74)	17,452
U.S. Treasury and agencies	15,039		12	(269)	14,782	12,305		5	(351)	11,959
Other foreign governments	6,144		22	(19)	6,147	7,048		21	(31)	7,038
Mortgage-backed securities	1,124		1	(29)	1,096	1,202		1	(40)	1,163
Asset-backed securities	646		1	(10)	637	375		–	(16)	359
Corporate debt	6,727		2	(39)	6,690	7,023		–	(56)	6,967
	58,640		113	(403)	58,350	56,093		69	(585)	55,577
Corporate equity (2)	588		41	(34)	595	525		31	(34)	522
	$59,228		$154	$(437)	$58,945	$56,618		$100	$(619)	$56,099
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $22 million (October 31, 2022: $24 million).
(2)	Includes restricted stock.
Fair value of equity securities designated at FVOCI that were disposed of during the three months ended April 30, 2023 was $5 million (nil and $26 million for the three months ended January 31, 2023 and April 30, 2022, respectively) and $5 million for the six months ended April 30, 2023 (April 30, 2022: $64 million), at the time of disposal.
Net realized cumulative after-tax gains of $2 million for the three months ended April 30, 2023 (nil and $15 million gain for the three months ended January 31, 2023 and April 30, 2022, respectively) and $2 million for the six months ended April 30, 2023 (April 30, 2022: $37 million), were reclassified from AOCI to retained earnings, resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at April 30, 2023 was $2 million ($1 million and $4 million for the three months ended January 31, 2023 and April 30, 2022, respectively) and $3 million for the six months ended April 30, 2023 (April 30, 2022: $7 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at April 30, 2023 was nil (nil and nil for the three months ended January 31, 2023 and April 30, 2022, respectively) and nil for the six months ended April 30, 2023 (April 30, 2022: nil).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2023	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$4	$19	$–	$23
	Provision for (reversal of) credit losses (1)	(2)	–	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$2	$20	$–	$22
2023	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$4	$20	$–	$24
	Provision for (reversal of) credit losses (1)	–	–	–	–
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	–	(1)
	Balance at end of period	$4	$19	$–	$23
2022	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$4	$19	$–	$23
	Provision for (reversal of) credit losses (1)	–	(1)	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$4	$18	$–	$22

$ millions, as at or for the six months ended
2023	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$4	$20	$–	$24
	Provision for (reversal of) credit losses (1)	(2)	–	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$2	$20	$–	$22
2022	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$4	$15	$–	$19
	Provision for (reversal of) credit losses (1)	–	2	–	2
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$4	$18	$–	$22
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.